Accounts Receivable - Schedule of Expected Credit Loss Provision (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Expected Credit Loss Provision [Abstract]
Beginning of the period	$ 6,598	$ 3,055
Provision for the year	4,553	4,108
Foreign exchange realignment	(132)	415
End of the period	$ 11,019	$ 7,578